Leases - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023			¥ 36,025
2024	¥ 38,305		7,145
2025	25,951		3,282
2026	24,672
2027	24,877
2028	27,139
2029	24,877
Total lease payment	165,821		46,452
Less: imputed interest	(11,415)		(1,338)
Present value of minimum operating lease payments	154,406		45,114
Less: Current operating lease liabilities	(34,993)		(34,975)
Long-term operating lease liabilities	¥ 119,413	$ 16,819	¥ 10,139